FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA  02109-3614
                                                    617 563 7000

                        June 4, 1997





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:   File Room



Re: Fidelity Newbury Street Trust (formerly Daily Tax-Exempt Money Fund) (the trust):

             Treasury Fund (formerly U.S. Treasury Portfolio)
             Prime Fund (formerly Money Market Portfolio)
             Tax-Exempt Fund (formerly Daily Tax-Exempt Money Fund (the funds)

             File Nos. (2-78458 and 811-3518)

__________________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.
                        Very truly yours,







                        /s/Arthur S. Loring
                           Arthur S. Loring
                           Secretary